Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04015

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Address of principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Name and Address of Agent for Services)

(617) 482-8260
--------------
(Registrant's Telephone Number)

October 31, 2003
Date of Fiscal Year End

April 30, 2003
Date of Reporting Period

Item 1. Reports to Stockholders

[EATON VANCE LOGO]

EATON VANCE
EQUITY
RESEARCH
FUND

Semiannual Report April 30, 2003

IMPORTANT NOTICE REGARDING DELIVERY
OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Eaton Vance Equity Research Fund as of April 30, 2003

INVESTMENT UPDATE

[PHOTO WITH CAPTION "Walter Row, Investment Team Leader"]

Management Discussion

* Over the past 6 months, market valuations generally returned to more reasonable levels from the peaks of three years ago. A cloud of uncertainty was resolved on the geopolitical front, and U.S. economic conditions continue to improve, albeit at a pace slower than many investors anticipated. While the economic landscape may not be totally clear, we believe that many securities are being undervalued and that earnings expectations are too low for what companies might be able to achieve in a decent economic environment over the next several years.

* The S&P 500 Index posted a total return of 4.47% for the six months ended April 30, 2003.1 Much of this performance has come on the heels of improving investor sentiment with regard to the positive completion of combat operations in the conflict with Iraq.

* The Fund had a positive return of 3.10% over the six months ended April 30, 2003, based on market gains that took place over that time period. Because the Fund intends to invest in all market sectors represented in the S&P 500, its best performing sectors, financial services and pharmaceuticals, were similar to the top sectors of the S&P 500.1

* Financial services and pharmaceutical stocks added meaningful performance to the Fund. The Fund's allocation in pharmaceuticals, relative to the S&P 500, differed by maintaining an overweighting in specialty pharmaceuticals and an underweighting in big cap pharmaceuticals.1 In the financial sector, the Fund gained from its holdings in thrift stocks, whose business flourished due to the continued strength in mortgage lending.

* The worst performing sectors in the Fund's allocation were industrials and consumer discretionary. In the industrials sector, aerospace and defense saw the largest declines, while consumer discretionary stocks were impacted by a decline in consumer spending and sentiment over the six month period.

* With the war with Iraq out of the spotlight, markets can now focus on earnings and economic growth. The Fund has positioned itself to capitalize on an improving investment environment by focusing on strong fundamental analysis. Our analysts have used the recent climate of weakness to purchase what we believe are solid long-term growth companies. We believe many of these companies are trading at very attractive valuation levels and, as the economy improves, these companies will benefit accordingly.

The Fund

The Past Six Months

* During the six months ended April 30, 2003, the Fund's shares had a total return of 3.10%. This return was the result of a increase in net asset value (NAV) to $8.66 on April 30, 2003, from $8.40 on October 31, 2002.2

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The views expressed in this report are those of the investment team and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any fund.

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Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

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Fund Information
as of April 30, 2003

Performance 3
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                -14.43%
Life of Fund+                            -9.20

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                -19.37%
Life of Fund+                           -12.74

+ Inception Date -- 11/01/01

Ten Largest Holdings 4 By total net assets
----------------------------------------------------------------------------
Microsoft Corp.                            2.8%
Citigroup, Inc.                            2.7
Exxon Mobil Corp.                          2.5
General Electric Co.                       2.4
American International Group, Inc.         1.7
General Dynamics Corp.                     1.6
Pfizer, Inc.                               1.5
Procter & Gamble Co.                       1.5
Bank of America Corp.                      1.5
Caremark Rx, Inc.                          1.4

1 The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. It is not possible to invest directly in an Index.

2 This return does not include the 5.75% maximum sales charge.

3 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

4 Ten largest holdings accounted for 19.6% of the Fund's net assets.
  Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Equity Research Fund as of April 30, 2003
PORTFOLIO OF INVESTMENTS (UNAUDITED)

Common Stocks -- 100.3%

Security                                          Shares               Value
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Aerospace and Defense -- 2.8%
----------------------------------------------------------------------------
General Dynamics Corp.                               209             $12,973
Lockheed Martin Corp.                                 93               4,655
Northrop Grumman Corp.                                52               4,573
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                                                                     $22,201
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Auto Components -- 0.9%
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Borg-Warner, Inc.                                    120              $7,040
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Banks -- 6.6%
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Bank of America Corp.                                158             $11,700
GreenPoint Financial Corp.                            83               3,964
National Commerce Financial Corp.                    119               2,420
New York Community Bancorp                           114               3,958
TCF Financial Corp.                                  111               4,396
Wachovia Corp.                                       163               6,228
Washington Mutual, Inc.                              215               8,493
Wells Fargo & Co.                                    235              11,341
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                                                                     $52,500
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Beverages -- 2.2%
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Anheuser-Busch Cos., Inc.                            134              $6,684
PepsiCo, Inc.                                        243              10,517
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                                                                     $17,201
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Biotechnology -- 1.4%
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Amgen, Inc.(1)                                       181             $11,097

Chemicals -- 1.3%
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Airgas Inc.(1)                                       190               3,844
Dow Chemical Co. (The)                               113               3,688
E.I. du Pont de Nemours & Co.                         75               3,190
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                                                                     $10,722
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Commercial Services & Supplies -- 0.9%
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Dun & Bradstreet Corp.(1)                             90              $3,402
First Data Corp.                                     102               4,001
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                                                                      $7,403
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Communications Equipment -- 1.9%
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Cisco Systems, Inc.(1)                               499              $7,505
Nokia Corp., ADR                                     465               7,705
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                                                                     $15,210
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Communications Services -- 3.7%
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AT&T Wireless Services, Inc.(1)                      567              $3,663
BellSouth Corp.                                      178               4,537
SBC Communications, Inc.                             273               6,377
Verizon Communications, Inc.                         255               9,532
Western Wireless Corp., Class A(1)                   818               5,006
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                                                                     $29,115
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Computers and Business Equipment -- 2.2%
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Dell Computer Corp.(1)                               153              $4,423
Hewlett-Packard Co.                                  172               2,804
International Business Machines Corp.                126              10,697
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                                                                     $17,924
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Consumer Non-Durables -- 2.1%
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Gillette Co.                                         160              $4,872
Procter & Gamble Co.                                 134              12,040
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                                                                     $16,912
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Diversified Manufacturing and Services -- 3.5%
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3M Co.                                                46              $5,798
General Electric Co.                                 652              19,201
Tyco International Ltd.                              211               3,292
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                                                                     $28,291
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See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2003
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Security                                          Shares               Value
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Electrical Equipment -- 0.4%
----------------------------------------------------------------------------
Emerson Electric Co.                                  64              $3,245
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Electronics - Instruments -- 0.2%
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Thermo Electron Corp.(1)                              78              $1,417
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Electronics - Semiconductors -- 4.4%
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Altera Corp.(1)                                      121              $1,913
Analog Devices, Inc.(1)                               64               2,120
Broadcom Corp., Class A(1)                            71               1,270
Intel Corp.                                          299               5,502
KLA-Tencor Corp.(1)                                   60               2,460
Linear Technology Corp.                              135               4,653
Maxim Integrated Products, Inc.                      116               4,558
Microchip Technology                                 192               3,992
Novellus System, Inc.(1)                              87               2,439
QLogic Corp.(1)                                       62               2,727
Xilinx Inc.(1)                                       136               3,682
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                                                                     $35,316
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Energy Equipment & Services-- 0.6%
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Baker Hughes, Inc.                                    82              $2,296
Noble Corp.(1)                                        80               2,476
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                                                                      $4,772
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Entertainment and Leisure -- 0.2%
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Carnival Corp.                                        60              $1,655
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Financial Services -- 10.6%
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American Express Co.                                 100              $3,786
Citigroup, Inc.                                      547              21,470
Countrywide Financial Corp.                          115               7,774
Fannie Mae                                           148              10,714
Freddie Mac                                           65               3,764
Goldman Sachs Group, Inc.                             43               3,264
J.P. Morgan Chase & Co.                              136               3,992
Legg Mason, Inc.                                      78               4,235
Lehman Brothers Holdings, Inc.                        58               3,652
Merrill Lynch & Co., Inc.                            118               4,844
Moody's Corp.                                        183               8,837
Morgan Stanley                                        91               4,072
Student Loan Corp.                                    37               3,967
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                                                                     $84,371
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Foods -- 2.6%
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Nestle SA, ADR                                       209             $10,652
Sara Lee Corp.                                       352               5,907
Smithfield Foods, Inc.(1)                            206               4,038
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                                                                     $20,597
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Health Care Equipment & Supplies -- 1.4%
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Boston Scientific Corp.(1)                            90              $3,874
Medtronic, Inc.                                       83               3,962
Stryker Corp.                                         50               3,351
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                                                                     $11,187
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Health Care Services -- 4.0%
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Cardinal Health, Inc.                                183             $10,116
Caremark Rx, Inc.(1)                                 574              11,428
Health Management Associates, Class A                226               3,856
Quest Diagnostics, Inc.(1)                            45               2,689
Wellpoint Health Networks(1)                          47               3,569
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                                                                     $31,658
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See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2003
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Security                                          Shares               Value
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Household Durables -- 0.4%
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Lennar Corp., Class A                                 51              $2,761
Lennar Corp., Class B                                  5                 273
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                                                                      $3,034
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Household Products -- 1.1%
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Colgate-Palmolive Co.                                 83              $4,745
Kimberly-Clark Corp.                                  76               3,783
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                                                                      $8,528
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Insurance -- 5.6%
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AFLAC Inc.                                           112              $3,663
Allstate Corp.                                       107               4,043
American International Group, Inc.                   233              13,502
Berkshire Hathaway, Class B(1)                         3               6,996
Marsh & McLennan Cos.                                 82               3,910
MetLife, Inc.                                        150               4,310
Progressive Corp.                                     72               4,896
XL Capital Ltd., Class A                              45               3,704
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                                                                     $45,024
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IT Consulting & Servies -- 1.2%
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Accenture Ltd., Class A(1)                           198              $3,172
Fiserv Inc.(1)                                       111               3,268
SunGuard Data Systems, Inc.(1)                       146               3,139
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                                                                      $9,579
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Machinery -- 2.0%
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Danaher Corp.                                         56              $3,863
Deere and Co.                                        145               6,384
Illinois Tool Works, Inc.                             85               5,438
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                                                                     $15,685
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Media -- 3.5%
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Clear Channel Communications, Inc.(1)                 97              $3,794
Comcast Corp., Class A(1)                            186               5,935
Gannett Co., Inc.                                     22               1,666
Getty Images, Inc.(1)                                110               3,723
Meredith Corp.                                        81               3,501
New York Times Co., Class A                           73               3,386
Tribune Co.                                           73               3,576
Univision Communications, Inc.(1)                     87               2,634
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                                                                     $28,215
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Metals & Mining -- 1.0%
----------------------------------------------------------------------------
Alcan Ltd.                                            76              $2,230
Barrick Gold Corp.                                   164               2,452
Peabody Energy Corp.                                 128               3,597
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                                                                      $8,279
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Oil and Gas -- 5.0%
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Anadarko Petroleum Corp.                             104              $4,618
ChevronTexaco Corp.                                   54               3,392
ConocoPhillips                                        68               3,420
Exxon Mobil Corp.                                    556              19,571
Royal Dutch Petroleum                                 70               2,862
Total Fina Elf SA                                     89               5,847
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                                                                     $39,710
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Paper and Forest Products -- 0.4%
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MeadWestvaco Corp.                                    70              $1,651
Weyerhaeuser Co.                                      27               1,339
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                                                                      $2,990
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See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2003
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Security                                          Shares               Value
----------------------------------------------------------------------------
Pharmaceuticals -- 8.1%
----------------------------------------------------------------------------
Abbott Laboratories                                   84              $3,413
Allergan, Inc.                                        62               4,355
Biovail Corp.(1)                                     304              10,990
Forest Laboratories, Inc.(1)                         144               7,448
Johnson & Johnson Co.                                 68               3,832
King Pharmaceuticals,Inc.(1)                         538               6,784
Lilly (Eli) & Co.                                    115               7,339
Merck & Co., Inc.                                     66               3,840
Pfizer, Inc.                                         398              12,239
Wyeth                                                105               4,571
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                                                                     $64,811
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Printing and Business Products -- 0.9%
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Lexmark International, Inc.(1)                        92              $6,855
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Retail - Food and Drug -- 0.3%
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Walgreen Co.                                          76              $2,345
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Retail - Multiline -- 3.4%
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Kohls Corp.(1)                                       146              $8,293
Target Corp.                                         325              10,868
Wal-Mart Stores, Inc.                                140               7,885
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                                                                     $27,046
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Retail - Specialty -- 5.0%
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Abercrombie & Fitch Co., Class A(1)                  258              $8,483
Ann Taylor Stores Corp.(1)                           187               4,424
Staples, Inc.(1)                                     537              10,224
TJX Companies, Inc.                                  436               8,393
Too Inc.(1)                                          234               4,343
Tweeter Home Entertainment Group(1)                  663               3,819
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                                                                     $39,686
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Road & Rail -- 0.5%
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Swift Transportation Co. Inc.(1)                     216              $3,914
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Software Services -- 4.6%
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Adobe Systems, Inc.                                   46              $1,590
Intuit,Inc.(1)                                        95               3,684
Microsoft Corp.                                      888              22,706
Oracle Corp.(1)                                      388               4,609
Symantec Corp.(1)                                     92               4,043
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                                                                     $36,632
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Tobacco -- 0.4%
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Altria Group, Inc.                                   110              $3,384
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Utilities - Electric-- 3.0%
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Allete, Inc.                                         155              $3,683
Entergy Corp.                                        135               6,292
Exelon Corp.                                         110               5,834
FPL Group, Inc.                                       71               4,322
PG&E Corp.(1)                                        277               4,149
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                                                                     $24,280
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Total Common Stocks
(identified cost $816,986)                                          $799,831
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Total Investments -- 100.3%
(identified cost $816,986)                                          $799,831
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Other Assets, Less Liabilities -- (0.3)%                             $(2,634)
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Net Assets -- 100.0%                                                $797,197
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(1) Non-income producing security.

See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2003
FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of April 30, 2003

Assets
---------------------------------------------------------------------------
Investments, at value
(identified cost, $816,986)                                        $799,831
Cash                                                                  9,612
Dividends receivable                                                  1,151
Receivable from the Administrator                                    13,700
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Total assets                                                       $824,294
---------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------
Payable for investments purchased                                   $10,062
Payable to affiliate for service fees                                   157
Accrued expenses                                                     16,878
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Total liabilities                                                   $27,097
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Net Assets for 92,015 shares of beneficial interest outstanding    $797,197
---------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------
Paid-in capital                                                    $898,729
Accumulated net realized loss
(computed on the basis of identified cost)                          (84,815)
Accumulated undistributed net investment income                         438
Net unrealized depreciation
(computed on the basis of identified cost)                          (17,155)
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Total                                                              $797,197
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Net Asset Value, Offering Price and
Redemption Price Per Share
---------------------------------------------------------------------------
($797,197 [DIV] 92,015 shares of beneficial interest outstanding)     $8.66
---------------------------------------------------------------------------

Maximum Offering Price Per Share
---------------------------------------------------------------------------
(100 [DIV] 94.25 of $8.66)                                            $9.19
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Statement of Operations

For the Six Months Ended
April 30, 2003

Investment Income
---------------------------------------------------------------------------
Dividends (net of foreign taxes, $92)                                $5,409
Interest                                                                 71
---------------------------------------------------------------------------
Total investment income                                              $5,480
---------------------------------------------------------------------------

Expenses --
---------------------------------------------------------------------------
  Investment adviser fee                                             $2,358
  Administration fee                                                    542
  Service fees                                                          900
  Custodian fee                                                       4,027
  Legal and accounting services                                       8,942
  Printing and postage                                                3,852
  Registration fees                                                     619
  Transfer and dividend disbursing agent fees                           351
  Miscellaneous                                                          51
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Total expenses                                                      $21,642
---------------------------------------------------------------------------

Deduct --
  Waiver and reimbursement of expenses by the Adviser
  and/or Administrator                                              $16,600
---------------------------------------------------------------------------
Total expense reductions                                            $16,600
---------------------------------------------------------------------------
Net expenses                                                         $5,042
---------------------------------------------------------------------------
Net investment income                                                  $438
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Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                  $(24,060)
---------------------------------------------------------------------------
Net realized loss                                                  $(24,060)
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)                               $49,621
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                $49,621
---------------------------------------------------------------------------
Net realized and unrealized gain                                    $25,561
---------------------------------------------------------------------------
Net increase in net assets from operations                          $25,999
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See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2003
FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                         Six Months Ended
Increase (Decrease)                        April 30, 2003        Year Ended
in Net Assets                                  (Unaudited) October 31, 2002
---------------------------------------------------------------------------
From operations --
  Net investment income (loss)                       $438              $(81)
  Net realized loss                               (24,060)          (60,755)
  Net change in unrealized
  appreciation (depreciation)                      49,621           (66,776)
---------------------------------------------------------------------------

Net increase (decrease) in net assets
from operations                                   $25,999         $(127,612)
---------------------------------------------------------------------------

Transactions in shares of beneficial
  interest --
  Proceeds from sale of shares                    $94,662          $825,552
  Cost of shares redeemed                          (9,611)          (11,793)
---------------------------------------------------------------------------

Net increase in net assets from
  Fund share transactions                         $85,051          $813,759
---------------------------------------------------------------------------

Net increase in net assets                       $111,050          $686,147
---------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------
At beginning of period                           $686,147               $--
---------------------------------------------------------------------------
At end of period                                 $797,197          $686,147
---------------------------------------------------------------------------

Accumulated undistributed net investment income
included in net assets
---------------------------------------------------------------------------
At end of period                                     $438               $--
---------------------------------------------------------------------------

See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2003
FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                    Six Months Ended
                                      April 30, 2003(1)         Year Ended
                                          (Unaudited)     October 31, 2002(1)
--------------------------------------------------------------------------
Net asset value -- Beginning of period        $8.400               $10.000
--------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------
Net investment income (loss)                  $0.005               $(0.001)
Net realized and unrealized gain (loss)        0.255                (1.599)
--------------------------------------------------------------------------
Total income (loss)
from operations                               $0.260               $(1.600)
--------------------------------------------------------------------------

Net asset value -- End of period              $8.660                $8.400
--------------------------------------------------------------------------

Total Return(2)                                 3.10%               (16.00)%
--------------------------------------------------------------------------

Ratios/Supplemental Data *
--------------------------------------------------------------------------

Net assets, end of period (000's omitted)       $797                  $686
Ratios
(As a percentage of average daily net assets):
  Net expenses                                  1.40%(3)              1.45%
  Net expenses after custodian fee reduction    1.40%(3)              1.40%
  Net investment income (loss)                  0.12%(3)             (0.01)%

Portfolio Turnover                                31%                   90%
--------------------------------------------------------------------------
* The operating expenses of the Fund reflect a waiver of the investment adviser fee, a waiver of the administration fee, and an allocation of expenses to the Adviser. Had such actions not been taken, the ratios and the net investment loss per share would have been as follows:

Ratios
(As a percentage of average daily net assets):
  Expenses                                      6.01%(3)              7.22%
  Expenses after custodian fee reduction        6.01%(3)              7.17%
  Net investment loss                          (4.49)%(3)            (5.78)%
  Net investment loss per share              $(0.186)              $(0.552)
--------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3) Annualized.

See notes to financial statements

Eaton Vance Equity Research Fund as of April 30, 2003
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  Significant Accounting Policies
------------------------------------------------------------------------
Eaton Vance Equity Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust) and commenced operations on November 1, 2001. The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for Federal income tax purposes, had a capital loss carryover of $57,732, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010.

D Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2003, no credit balances were used to reduce the Fund's custodian fee.

F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

H Interim Financial Statements -- The interim financial statements relating to April 30, 2003 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders
------------------------------------------------------------------------
It is the present policy of the Fund to distribute semi-annually substantially all of the net investment income of the Fund and to distribute, at least annually, substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional

Eaton Vance Equity Research Fund as of April 30, 2003
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and relate primarily to net operating losses.

3  Shares of Beneficial Interest
------------------------------------------------------------------------
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

          Six Months Ended
            April 30, 2003         Year Ended
                (Unaudited)  October 31, 2002
---------------------------------------------
Sales               11,487             82,934
Redemptions         (1,147)            (1,259)
---------------------------------------------
Net increase        10,340             81,675
---------------------------------------------

At April 30, 2003, EVM and an EVM retirement plan owned approximately 54% and 25%, respectively, of the outstanding shares of the Fund.

4  Investment Adviser Fee and
   Other Transactions with Affiliates
------------------------------------------------------------------------
The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee equal to 0.65% (annually) of the average daily net assets of the Fund up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the fee amounted to $2,358, all of which was waived. An administrative fee is earned by EVM as compensation for administering certain business affairs of the Fund. The fee is equal to 0.15% (annually) of the average daily net assets of the Fund. For the six months ended April 30, 2003, the fee amounted to $542, all of which was waived. To reduce the net investment loss of the Fund, EVM was allocated $13,700 of the Fund's operating expenses. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2003, no significant amounts have been earned. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organization.

5  Service Plan
------------------------------------------------------------------------
The Trust has in effect a Service Plan (The Plan) for the Fund. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annually) of the Fund's average daily net assets. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended April 30, 2003 amounted to $900.

6  Investment Transactions
------------------------------------------------------------------------
Purchases and sales of investments, other than short-term obligations, aggregated $370,555 and $216,313, respectively for the six months ended April 30, 2003.

7  Federal Income Tax Basis of Unrealized
   Appreciation (Depreciation)
------------------------------------------------------------------------
The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

Aggregate cost                         $816,986
-----------------------------------------------
Gross unrealized appreciation           $40,090

Gross unrealized depreciation           (57,245)
-----------------------------------------------
Net unrealized depreciation            $(17,155)
-----------------------------------------------

INVESTMENT MANAGEMENT

Eaton Vance Equity Research Fund

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President and
Investment Team Leader

Judith A. Saryan
Vice President

Susan M. Schiff
Vice President

Toni Y. Shimura
Vice President

Alan R. Dynner
Secretary

James L. O'Connor
Treasurer


Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

Investment Adviser and Administrator of Eaton Vance Equity Research Fund Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


----------------------------------------------------------------------------
EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122
----------------------------------------------------------------------------


Eaton Vance Equity Research Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109


----------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
----------------------------------------------------------------------------

1325-6/03                                                             ERSRC

Item 2. Code of Ethics

Not Required in Filing.

Item 3. Audit Committee Financial Expert

Not Required in Filing.

Item 4. Principal Accountant Fees and Services.

Not Required in Filing.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not Required in Filing.

Item 8. [Reserved]

Item 9. Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By: /s/ Thomas E. Faust Jr.
    ---------------------------
Thomas E. Faust Jr.
President

Date:  June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James L. O'Connor
    ---------------------------
James L. O'Connor
Treasurer

Date:  June 18, 2003


By: /s/ Thomas E. Faust Jr.
    ---------------------------
Thomas E. Faust Jr.
President

Date:  June 18, 2003